DEAN WITTER HEALTH SCIENCES TRUST  TWO WORLD TRADE CENTER, NEW YORK, NEW YORK
                                   10048
LETTER TO THE SHAREHOLDERS JANUARY 31, 1996

DEAR SHAREHOLDER:

Health care stocks came back in favor in 1995 as investor concerns about major health care reform subsided. The fear that Congress would significantly reduce the amount of Medicare spending has abated and there is generally a more positive feeling in the health care industry. Cost containment is now the driving force in this arena, bringing with it numerous mergers and consolidations. These factors have created an exciting environment that provides an abundance of investment opportunities.

The health care industry has also been fueled by the Federal Drug Administration
(FDA) becoming more expedient with new product applications and more responsive to industry needs. This proves to be especially beneficial for the pharmaceutical, medical device and biotechnology companies. These areas are especially well situated to experience solid growth and earnings from an increased number of new product launches.

PERFORMANCE AND PORTFOLIO STRATEGY

Against this favorable backdrop, Dean Witter Health Sciences Trust produced a total return of 38.84 percent for the six-month period ended January 31, 1996, compared to a return of 14.53 percent for the broad-based Standard & Poor's 500 Composite Stock Price Index. For the same six-month period, the Fund was ranked #1 of 19 health/ biotechnology funds, according to Lipper Analytical Services, Inc. The Fund was also ranked #1 of 18 funds for the twelve-month period ended January 31, 1996.

On January 31, 1996, the Fund's net assets exceeded $391 million. The Fund's portfolio was well diversified among different sectors within the health care industry. Throughout the reporting period, the Fund had a relatively large exposure to the medical products and supplies sector. On January 31, 1996, this sector accounted for 28.4 percent of Fund's assets. Several of the Fund's medical device holdings benefited from the heightened merger activity during the period.

DEAN WITTER HEALTH SCIENCES TRUST
LETTER TO THE SHAREHOLDERS JANUARY 31, 1996, CONTINUED

Throughout the six-month period, the Fund had a relatively small exposure to the pharmaceutical industry, which accounted for 11.2 percent of net assets on January 31, 1996. Among the Fund's key holdings in this area were Biovail Corporation International, Watson Pharmaceuticals, Inc., Guilford
Pharmaceuticals, Inc. and Alpharma Inc.

As the period came to a close, investor confidence appears to be building in the biotech industry with the announcement of positive results in a number of clinical trials as well as from their alliances with major pharmaceuticals both domestically and abroad. On January 31, 1996, this sector accounted for 16.6 percent of the portfolio. Among the Fund's key biotech holdings were Agouron Pharmaceutical, Inc., Biochem Pharma, Inc., Genzyme Corp. General Division and Gilead Sciences, Inc.

LOOKING AHEAD

Going forward, we believe the health care industry will continue to provide attractive investment opportunities in the 1990s. Driven by an aging population and the potential of new products and services, the outlook for the health care industry is as bright as ever.

We appreciate your support of Dean Witter Health Sciences Trust and look forward to continuing to serve your investment needs.

Very truly yours,

        [SIGNATURE]
CHARLES A. FIUMEFREDDO
CHAIRMAN OF THE BOARD

DEAN WITTER HEALTH SCIENCES TRUST
PORTFOLIO OF INVESTMENTS JANUARY 31, 1996 (UNAUDITED)

 NUMBER OF
  SHARES                                                VALUE
------------------------------------------------------------------
             COMMON STOCKS (98.7%)
             BIOTECHNOLOGY (16.6%)
    40,000   Advanced Magnetics, Inc.*...........  $     1,090,000
   150,000   Agouron Pharmaceutical, Inc.*.......        6,300,000
   120,000   Alkermes, Inc.*.....................        1,185,000
    15,000   Athena Neurosciences, Inc.*.........          200,625
    72,500   Autoimmune, Inc.*...................          978,750
   140,000   Biochem Pharma, Inc.*...............        6,125,000
   120,000   Cell Genesys, Inc.*.................        1,185,000
    30,000   Centocor, Inc.*.....................        1,023,750
    45,000   Cephalon Inc.*......................        1,108,125
    25,000   Chiron Corp.*.......................        2,862,500
   100,000   Cytotherapeutics, Inc.*.............        1,675,000
    20,000   ESC Medical Systems Ltd.*
             (Israel)............................          505,000
    80,000   Genzyme Corp. General Division*.....        6,060,000
   109,450   Genzyme Corp. Tissue Repair
             Division*...........................        2,955,150
   185,000   Gilead Sciences, Inc.*..............        6,567,500
    50,000   Gliatech, Inc.*.....................          581,250
    75,000   ID Biomedical Corp.*................          534,375
   200,000   IDEC Pharmaceuticals Corp.*.........        4,250,000
    40,000   Integra Lifesciences Corp.*.........          430,000
   200,000   La Jolla Pharmaceutical Co.*........        1,475,000
   100,000   Lifecore Biomedical, Inc.*..........        1,762,500
    30,000   Ligand Pharmaceuticals, Inc.*.......          393,750
    30,000   Liposome Co., Inc.*.................          720,000
    60,000   Magainin Pharmaceuticals, Inc.*.....          870,000
    80,000   Medarex, Inc.*......................          520,000
    30,000   Medimmune, Inc.*....................          547,500
    20,000   Metra Biosystems, Inc.*.............          295,000
    40,000   Myriad Genetics, Inc.*..............        1,330,000
    78,000   Neurogen Corp.*.....................        2,340,000
   100,000   Nexstar Pharmaceuticals, Inc.*......        2,075,000
    80,000   Norland Medical Systems, Inc.*......        2,280,000
    50,000   Oncormed, Inc.*.....................          406,250
    60,000   Pharmacopeia, Inc.*.................        1,762,500
    90,000   Vertex Pharmaceuticals, Inc.*.......        2,430,000
                                                   ---------------
                                                        64,824,525
                                                   ---------------
             CHEMICALS (0.9%)
   140,000   Ivax Corp...........................        3,675,000
                                                   ---------------
             COMMERCIAL SERVICES (3.6%)
   105,000   ABR Information Services, Inc.*.....        4,961,250
    30,000   Equity Corporation International*...          705,000
    30,000   Mecon, Inc.*........................          525,000
    80,000   MedPartners/Mullikin, Inc.*.........        2,820,000

 NUMBER OF
  SHARES                                                VALUE
------------------------------------------------------------------
     5,000   Medquist, Inc.*.....................  $        61,250
     5,400   Pharmaceutical Product Development,
             Inc.*...............................          140,400
    70,000   RTW, Inc.*..........................        2,030,000
    77,500   Stewart Enterprises, Inc............        2,906,250
                                                   ---------------
                                                        14,149,150
                                                   ---------------
             COMPUTER SOFTWARE (3.7%)
   170,000   Base Ten Systems Inc. (Class A)*....        1,806,250
    55,000   HCIA, Inc.*.........................        3,066,250
    90,000   MDL Information Systems, Inc.*......        1,710,000
    90,000   Medic Computer Systems, Inc.*.......        5,107,500
   100,000   Phamis, Inc.*.......................        2,600,000
                                                   ---------------
                                                        14,290,000
                                                   ---------------
             COMPUTER SOFTWARE & SERVICES (0.2%)
     7,500   Imnet Systems, Inc.*................          161,250
    40,000   Summit Medical Systems, Inc.*.......          680,000
                                                   ---------------
                                                           841,250
                                                   ---------------
             COMPUTERS - SYSTEMS (0.5%)
    95,000   Quality Systems, Inc.*..............        1,852,500
                                                   ---------------
             CONSUMER PRODUCTS (0.4%)
    70,000   General Nutrition Companies,
             Inc.*...............................        1,522,500
                                                   ---------------
             DRUGS (3.1%)
    50,000   Alza Corp.*.........................        1,412,500
    30,000   Astra AB (ADR) (Sweden).............        1,226,250
   120,000   Dura-Pharmaceuticals, Inc.*.........        4,560,000
   110,000   Teva Pharmaceutical Industries Ltd.
             (ADR) (Israel)......................        4,922,500
                                                   ---------------
                                                        12,121,250
                                                   ---------------
             ELECTRONICS (0.1%)
    30,000   Thermospectra Corp.*................          558,750
                                                   ---------------
             HEALTH EQUIPMENT & SERVICES (6.2%)
    30,000   Bard (C.R.), Inc....................        1,050,000
    70,000   Compdent Corp.*.....................        2,432,500
   100,000   Renal Treatment Centers, Inc.*......        4,575,000
   105,000   Rotech Medical Corp.*...............        3,123,750
   120,000   Safetytek Corp.*....................        1,470,000
    70,000   Shared Medical Systems Corp.........        3,955,000
    60,000   Sybron Corp.*.......................        1,455,000
    60,000   United Healthcare Corp..............        3,772,500
    96,000   Vivra, Inc.*........................        2,424,000
                                                   ---------------
                                                        24,257,750
                                                   ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HEALTH SCIENCES TRUST
PORTFOLIO OF INVESTMENTS JANUARY 31, 1996 (UNAUDITED) CONTINUED

 NUMBER OF
  SHARES                                                VALUE
------------------------------------------------------------------
             HEALTHCARE - DIVERSIFIED (4.7%)
   107,000   Access Health Marketing, Inc.*......  $     5,323,250
    30,000   Envoy Corp.*........................          600,000
   170,000   Healthsouth Rehabilitation Corp.*...        5,482,500
   160,000   Mentor Corp.........................        4,460,000
    50,000   Universal Health Services, Inc.*....        2,493,750
                                                   ---------------
                                                        18,359,500
                                                   ---------------
             HEALTHCARE PRODUCTS & SERVICES (0.1%)
    15,000   Living Centers of America, Inc.*....          532,500
                                                   ---------------
             HOSPITAL MANAGEMENT & HEALTH MAINTENANCE
             ORGANIZATIONS (0.4%)
    60,000   Owen Healthcare, Inc.*..............        1,245,000
    40,000   Raytel Medical Corp.*...............          430,000
                                                   ---------------
                                                         1,675,000
                                                   ---------------
             HOSPITAL MANAGEMENT (6.1%)
    70,000   American Healthcorp, Inc.*..........          621,250
    85,000   American Home Patient Centers,
             Inc.*...............................        2,252,500
    30,000   Caremark International, Inc.........          708,750
   100,000   Emeritus Corp.*.....................        1,800,000
    30,500   Enterprise Systems, Inc.*...........          869,250
    45,000   Medcath, Inc.*......................        1,113,750
    50,000   Occusystems, Inc.*..................        1,162,500
    50,000   OrNda Healthcorp*...................        1,262,500
   100,000   Orthodontic Centers of America,
             Inc.*...............................        2,275,000
   100,000   Pediatric Services of America,
             Inc.*...............................        1,950,000
   130,000   PhyCor, Inc.*.......................        6,207,500
    50,000   Physician Reliance Network, Inc.*...        2,250,000
    60,000   Sterling House Corp.*...............          885,000
    15,000   Total Renal Care Holdings, Inc.*....          416,250
                                                   ---------------
                                                        23,774,250
                                                   ---------------
             HOSPITAL SUPPLY (1.3%)
   100,000   Boston Scientific Corp.*............        5,125,000
                                                   ---------------
             INSURANCE (0.7%)
    80,000   Inphynet Medical Management,
             Inc.*...............................        1,980,000
    40,000   John Alden Financial Corp...........          830,000
                                                   ---------------
                                                         2,810,000
                                                   ---------------

 NUMBER OF
  SHARES                                                VALUE
------------------------------------------------------------------
             MANUFACTURING (0.5%)
    67,500   Memtec Ltd. (ADR) (Australia).......  $     1,383,750
    25,000   Waters Corp.*.......................          496,875
                                                   ---------------
                                                         1,880,625
                                                   ---------------
             MEDICAL EQUIPMENT (1.5%)
    60,000   Sofamor/Danek Group, Inc.*..........        1,635,000
    60,000   Thermo Cardiosystems, Inc.*.........        4,440,000
                                                   ---------------
                                                         6,075,000
                                                   ---------------
             MEDICAL PRODUCTS & SUPPLIES (28.4%)
   250,000   Angeion Corp.*......................        2,281,250
   120,000   ATS Medical, Inc.*..................        1,320,000
     7,500   Avecor Cardiovascular, Inc.*........           78,750
   100,000   Bio-Vascular, Inc.*.................          812,500
   100,000   Capstone Pharmacy Services, Inc.*...          825,000
    40,000   Cardiometrics, Inc.*................          280,000
    20,000   Cellpro, Inc.*......................          347,500
   100,000   Clintrials, Inc.*...................        2,700,000
    50,000   Coherent, Inc.*.....................        2,262,500
   165,000   Conmed Corp.*.......................        3,671,250
    90,000   Corvita Corp.*......................          821,250
    70,000   Cryolife, Inc.*.....................        1,058,750
     7,500   De Rigo SpA* (ADR) (Italy)..........          187,500
    60,000   Enzo Biochem, Inc.*.................        1,147,500
    60,000   Fischer Imaging Corp.*..............          817,500
   120,000   Guidant Corp........................        5,505,000
    50,000   Gynecare, Inc.*.....................          487,500
    20,000   Heartstream, Inc.*..................          260,000
    25,000   Hologic, Inc.*......................        1,200,000
   120,000   I-STAT Corp.*.......................        3,870,000
    30,000   ICU Medical, Inc.*..................          483,750
   150,000   IDEXX Laboratories, Inc.*...........        7,537,500
    50,000   InStent, Inc.*......................          962,500
   120,000   Invacare Corp.......................        3,330,000
   110,000   Kensey Nash Corp.*..................        1,457,500
   110,000   Kinetics Concepts, Inc..............        1,333,750
    60,000   Life Medical Sciences, Inc.*........          622,500
   215,000   Lunar Corp.*........................        8,223,750
    30,000   Med-Design Corp. (The)*.............          592,500
    10,000   Medisense, Inc.*....................          262,500
   120,000   Millipore Corp......................        5,130,000
    30,000   Minimed Inc.*.......................          472,500
    80,000   Minntech Corp.......................        1,540,000
    25,000   Molecular Devices Corp.*............          281,250
    17,500   Neuromedical Systems, Inc.*.........          417,813
    40,000   NewVision Technology, Inc.
             (Units)++*..........................          555,000
   110,000   Omnicare, Inc.......................        5,115,000
    10,000   Perclose, Inc.*.....................          227,500

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HEALTH SCIENCES TRUST
PORTFOLIO OF INVESTMENTS JANUARY 31, 1996 (UNAUDITED) CONTINUED

 NUMBER OF
  SHARES                                                VALUE
------------------------------------------------------------------
   250,000   Physician Sales and Service,
             Inc.*...............................  $     7,000,000
   200,000   PLC Systems, Inc.* (Canada).........        4,750,000
    80,000   Quest Medical, Inc.*................          980,000
   130,000   Quidel Corp.*.......................          788,125
    50,000   ResMed, Inc.*.......................          662,500
   150,000   Respironics, Inc.*..................        2,812,500
    30,000   Rochester Medical Corp.*............          438,750
    67,500   Sano Corp.*.........................          860,625
    50,000   Serologicals Corp.*.................          825,000
    80,400   Spine-Tech Inc.*....................        2,110,500
   100,000   Staar Surgical Co.*.................        1,187,500
    90,000   Target Therapeutics, Inc.*..........        4,882,500
   185,000   Thermolase Corp.*...................        5,526,875
    30,000   Universal Hospital Services,
             Inc.*...............................          285,000
   100,000   Uromed Corp.*.......................        1,300,000
   100,000   Utah Medical Products, Inc.*........        2,050,000
    80,000   VISX, Inc.*.........................        2,860,000
    40,000   Vital Signs, Inc....................        1,260,000
    70,000   Vivus, Inc.*........................        1,933,750
                                                   ---------------
                                                       110,992,688
                                                   ---------------
             MEDICAL SERVICES (7.1%)
    60,000   American Oncology Resources,
             Inc.*...............................        2,835,000
   150,000   Health Management Systems, Inc.*....        3,675,000
   100,000   Healthsource, Inc.*.................        3,350,000
   160,000   Medaphis Corp.*.....................        6,360,000
   120,000   NABI, Inc.*.........................        1,425,000
    47,000   Neopath, Inc.*......................        1,210,250
    20,000   Phoenix International Life Sciences,
             Inc.* (Canada)......................          167,454
    70,000   Physicians Health Services, Inc.
             (Class A)*..........................        2,485,000
   100,000   Quintiles Transnational Corp.*......        5,375,000
    35,000   Research Industries Corp.*..........          713,125
    50,000   Sterling Vision, Inc.*..............          306,250
                                                   ---------------
                                                        27,902,079
                                                   ---------------
             MULTI-LINE INSURANCE (0.1%)
     5,000   United Dental Care, Inc.*...........          201,250
                                                   ---------------
             PERSONAL PRODUCTS (0.5%)
    50,000   National Dentex Corp.*..............          975,000
    30,000   Nature's Sunshine Products, Inc.....          937,500
                                                   ---------------
                                                         1,912,500
                                                   ---------------

 NUMBER OF
  SHARES                                                VALUE
------------------------------------------------------------------
             PHARMACEUTICALS (11.2%)
   100,000   Alliance Pharmaceutical Corp.*......  $     1,662,500
    60,000   Alpharma Inc. (Class A).............        1,620,000
    50,000   Amrion, Inc.*.......................          631,250
   238,968   Biovail Corporation
             International*......................        6,183,297
   150,000   Curative Technologies, Inc.*........        2,887,500
    80,000   Cygnus, Inc.*.......................        1,670,000
   120,000   Cypros Pharmaceutical Corp.*........          600,000
   100,000   Cytel Corp.*........................          737,500
    28,000   Depotech Corp.*.....................          539,000
   100,000   Ergo Science Corp.*.................        1,900,000
    50,000   Fuisz Technologies Ltd.*............        1,000,000
    25,000   Geltex Pharmaceuticals, Inc.*.......          468,750
   215,000   Guilford Pharmaceuticals, Inc.*.....        5,079,375
   100,000   Interneuron Pharmaceuticals,
             Inc.*...............................        2,950,000
    30,000   Jones Medical Industries, Inc.......        1,147,500
   170,000   North American Vaccine, Inc.*.......        2,380,000
   100,000   Orthologic Corp.*...................        2,050,000
    20,000   Parexel International Corp.*........          690,000
   100,000   Pathogenesis Corp.*.................        1,612,500
    25,000   Pharmacyclics, Inc.*................          331,250
   160,000   Royce Laboratories, Inc.*...........        1,740,000
    50,000   Sangstat Medical Corp.*.............          812,500
    30,000   Sequus Pharmaceuticals, Inc.*.......          558,750
   100,000   Watson Pharmaceuticals, Inc.*.......        4,575,000
                                                   ---------------
                                                        43,826,672
                                                   ---------------
             RETAIL - SPECIALTY (0.8%)
   110,000   Cole National Corp.*................        1,182,500
    90,000   Rexall Sundown, Inc.*...............        1,946,250
                                                   ---------------
                                                         3,128,750
                                                   ---------------

             TOTAL COMMON STOCKS
             (IDENTIFIED COST $228,590,339)......      386,288,489
                                                   ---------------

 NUMBER OF                          EXPIRATION
 WARRANTS                              DATE           VALUE
----------------------------------------------------------------
             WARRANTS (0.1%)
             MEDICAL PRODUCTS & SUPPLIES
    50,000   Angeion Corp.*.......     03/12/96          106,250
    70,000   ATS Medical, Inc.*...     03/02/97           83,125
                                                 ---------------

             TOTAL WARRANTS
             (IDENTIFIED COST $0)..............          189,375
                                                 ---------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HEALTH SCIENCES TRUST
PORTFOLIO OF INVESTMENTS JANUARY 31, 1996 (UNAUDITED) CONTINUED

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                              VALUE
------------------------------------------------------------------
             SHORT-TERM INVESTMENTS (2.4%)
             U.S. GOVERNMENT AGENCY (a) (1.8%)
 $   7,000   Federal Home Loan Mortgage Corp.
             5.80% due 02/01/96..................  $     7,000,000
                                                   ---------------

             REPURCHASE AGREEMENT (0.6%)
     2,428   The Bank of New York 5.75% due
             02/01/96 (dated 01/31/96; proceeds
             $2,428,192; collateralized by
             $3,272,491 U.S. Treasury Principal
             Strip due 05/15/01 valued at
             $2,476,360) (Identified Cost
             $2,427,804).........................        2,427,804
                                                   ---------------

             TOTAL SHORT-TERM INVESTMENTS
             (IDENTIFIED COST $9,427,804)........        9,427,804
                                                   ---------------

TOTAL INVESTMENTS
(IDENTIFIED COST
$238,018,143) (B)...........      101.2%   395,905,668

LIABILITIES IN EXCESS OF
OTHER ASSETS................       (1.2)    (4,639,299)
                                  -----   ------------

NET ASSETS..................      100.0%  $391,266,369
                                  -----   ------------
                                  -----   ------------

---------------------
ADR  American Depository Receipt.
 *   Non-income producing security.
++ Consists of more than one class of securities traded together as a unit; generally stocks with attached warrants.
(a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes is $238,442,445; the aggregate gross unrealized appreciation is $159,053,417 and the aggregate gross unrealized depreciation is $1,590,194, resulting in net unrealized appreciation of $157,463,223.

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HEALTH SCIENCES TRUST
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 1996 (UNAUDITED)

ASSETS:
Investments in securities, at value
  (identified cost $238,018,143)............................  $395,905,668
Receivable for:
    Shares of beneficial interest sold......................     3,366,212
    Investments sold........................................     3,285,137
    Dividends...............................................        10,800
Deferred organizational expenses............................        56,323
Prepaid expenses and other assets...........................        98,546
                                                              ------------

     TOTAL ASSETS...........................................   402,722,686
                                                              ------------

LIABILITIES:
Payable for:
    Investments purchased...................................     7,842,954
    Shares of beneficial interest repurchased...............     2,847,053
    Investment management fee...............................       322,520
    Plan of distribution fee................................       322,520
Accrued expenses............................................       121,270
                                                              ------------

     TOTAL LIABILITIES......................................    11,456,317
                                                              ------------

NET ASSETS:
Paid-in-capital.............................................   227,365,962
Net unrealized appreciation.................................   157,887,525
Accumulated net investment loss.............................    (3,192,529)
Accumulated undistributed net realized gain.................     9,205,411
                                                              ------------

     NET ASSETS.............................................  $391,266,369
                                                              ------------
                                                              ------------

NET ASSET VALUE PER SHARE,
  23,507,063 SHARES OUTSTANDING (UNLIMITED SHARES AUTHORIZED
  OF $.01 PAR VALUE)........................................
                                                                    $16.64
                                                              ------------
                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HEALTH SCIENCES TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JANUARY 31, 1996 (UNAUDITED)

NET INVESTMENT INCOME:

INCOME
Dividends (net of $3,898 foreign withholding tax)...........  $    143,863
Interest....................................................        74,677
                                                              ------------

     TOTAL INCOME...........................................       218,540
                                                              ------------

EXPENSES
Investment management fee...................................     1,537,631
Plan of distribution fee....................................     1,537,631
Transfer agent fees and expenses............................       200,945
Custodian fees..............................................        26,207
Registration fees...........................................        22,344
Shareholder reports and notices.............................        20,928
Trustees' fees and expenses.................................        18,672
Organizational expenses.....................................        16,244
Professional fees...........................................         8,988
Other.......................................................         2,815
                                                              ------------

     TOTAL EXPENSES.........................................     3,392,405
                                                              ------------

     NET INVESTMENT LOSS....................................    (3,173,865)
                                                              ------------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain...........................................    22,467,967
Net change in unrealized appreciation.......................    86,230,822
                                                              ------------

     NET GAIN...............................................   108,698,789
                                                              ------------

NET INCREASE................................................  $105,524,924
                                                              ------------
                                                              ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HEALTH SCIENCES TRUST
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                              FOR THE SIX MONTHS   FOR THE YEAR
                                                                    ENDED             ENDED
                                                               JANUARY 31, 1996      JULY 31,
                                                                 (UNAUDITED)           1995
-----------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss.........................................     $ (3,173,865)     $ (5,067,553)
Net realized gain...........................................       22,467,967        28,063,934
Net change in unrealized appreciation.......................       86,230,822        57,548,396
                                                              ------------------   ------------

     NET INCREASE...........................................      105,524,924        80,544,777

Distributions from net realized gain........................      (22,643,391)          --
Net increase (decrease) from transactions in shares of
  beneficial interest.......................................       34,649,735       (35,383,030)
                                                              ------------------   ------------

     TOTAL INCREASE.........................................      117,531,268        45,161,747

NET ASSETS:
Beginning of period.........................................      273,735,101       228,573,354
                                                              ------------------   ------------

     END OF PERIOD
    (INCLUDING ACCUMULATED NET INVESTMENT LOSS OF $3,192,529
    AND $18,664, RESPECTIVELY)..............................     $391,266,369      $273,735,101
                                                              ------------------   ------------
                                                              ------------------   ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER HEALTH SCIENCES TRUST
NOTES TO FINANCIAL STATEMENTS JANUARY 31, 1996 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Health Sciences Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund was organized as a Massachusetts business trust on May 26, 1992 and commenced operations on October 30, 1992.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York or American Stock Exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price; (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost; and (5) the market value of foreign denominated securities is translated at the exchange rate prevailing at the end of the period.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

DEAN WITTER HEALTH SCIENCES TRUST
NOTES TO FINANCIAL STATEMENTS JANUARY 31, 1996 (UNAUDITED) CONTINUED

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

E. ORGANIZATIONAL EXPENSES -- Dean Witter InterCapital Inc. (the "Investment Manager") paid the organizational expenses of the Fund in the amount of approximately $162,000 which have been reimbursed for the full amount thereof. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays a management fee, accrued daily and payable monthly, by applying the annual rate of 1.0% to the net assets of the Fund determined as of the close of each business day.

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's book and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act pursuant to which the Fund pays the Distributor compensation, accrued

DEAN WITTER HEALTH SCIENCES TRUST
NOTES TO FINANCIAL STATEMENTS JANUARY 31, 1996 (UNAUDITED) CONTINUED

daily and payable monthly, at an annual rate of 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Fund's shares since the Fund's inception (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Fund's shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or upon which such charge has been waived; or (b) the Fund's average daily net assets. Amounts paid under the Plan are paid to the Distributor to compensate it for the services provided and the expenses borne by it and others in the distribution of the Fund's shares, including the payment of commissions for sales of the Fund's shares and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other employees or selected broker-dealers who engage in or support distribution of the Fund's shares or who service shareholder accounts, including overhead and telephone expenses, printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor may be compensated under the Plan for its opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any unreimbursed expenses incurred by the Distributor.

Provided that the Plan continues in effect, any cumulative expenses incurred but not yet recovered, may be recovered through future distribution fees from the Fund and contingent deferred sales charges from the Fund's shareholders.

The Distributor has informed the Fund that for the six months ended January 31, 1996, it received approximately $298,000 in contingent deferred sales charges from certain redemptions of the Fund's shares. The Fund's shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 1996 aggregated $123,172,342 and $114,064,475, respectively.

For the six months ended January 31, 1996, the Fund incurred brokerage commissions of $6,000 with DWR for portfolio transactions executed on behalf of the Fund.

DEAN WITTER HEALTH SCIENCES TRUST
NOTES TO FINANCIAL STATEMENTS JANUARY 31, 1996 (UNAUDITED) CONTINUED

Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At January 31, 1996, the Fund had transfer agent fees and expenses payable of approximately $37,500.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended January 31, 1996 included in Trustees' fees and expenses in the Statement of Operations amounted to $8,929. At January 31, 1996, the Fund had an accrued pension liability of $27,348 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                     FOR THE SIX MONTHS ENDED         FOR THE YEAR ENDED
                                                                         JANUARY 31, 1996               JULY 31, 1995
                                                                   ----------------------------   --------------------------
                                                                     SHARES          AMOUNT         SHARES         AMOUNT
                                                                   -----------   --------------   -----------   ------------
Sold.............................................................   10,677,105   $  158,091,492    12,330,853   $136,338,116
Reinvestment of distributions....................................    1,434,910       21,121,878       --             --
                                                                   -----------   --------------   -----------   ------------
                                                                    12,112,015      179,213,370    12,330,853    136,338,116
Repurchased......................................................   (9,860,010)    (144,563,635)  (15,613,260)  (171,721,146)
                                                                   -----------   --------------   -----------   ------------
Net increase (decrease)..........................................    2,252,005   $   34,649,735    (3,282,407)  $(35,383,030)
                                                                   -----------   --------------   -----------   ------------
                                                                   -----------   --------------   -----------   ------------

6. FEDERAL INCOME TAX STATUS

As of July 31, 1995, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and permanent book/tax differences attributable to a net operating loss.

DEAN WITTER HEALTH SCIENCES TRUST
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                       FOR THE SIX                                             FOR THE PERIOD
                                          MONTHS                                                OCTOBER 30,
                                          ENDED           FOR THE YEAR       FOR THE YEAR          1992*
                                     JANUARY 31, 1996        ENDED              ENDED             THROUGH
                                       (UNAUDITED)       JULY 31, 1995      JULY 31, 1994      JULY 31, 1993
--------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE:

Net asset value, beginning of
 period............................      $ 12.88            $  9.32            $  9.22            $ 10.00
                                          ------             ------             ------             ------

Net investment loss................        (0.13)             (0.24)             (0.22)             (0.08)

Net realized and unrealized gain
 (loss)............................         4.98               3.80               0.32              (0.70)
                                          ------             ------             ------             ------

Total from investment operations...         4.85               3.56               0.10              (0.78)

Less distributions from net
 realized gain.....................        (1.09)           --                 --                 --
                                          ------             ------             ------             ------

Net asset value, end of period.....      $ 16.64            $ 12.88            $  9.32            $  9.22
                                          ------             ------             ------             ------
                                          ------             ------             ------             ------

TOTAL INVESTMENT RETURN+...........        38.84%(1)          38.20%              1.08%             (7.80)%(1)

RATIOS TO AVERAGE NET ASSETS:
Expenses...........................         2.20%(2)           2.30%              2.30%              2.38%(2)

Net investment loss................        (2.06)%(2)         (2.05)%            (2.06)%            (1.38)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands.........................     $391,266           $273,735           $228,573           $231,646

Portfolio turnover rate............           37%(1)            145%               106%                55%(1)

---------------------
 *   Commencement of operations.
 +   Does not reflect the deduction of sales charge.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

                 (This page has been left blank intentionally.)

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Paul Kolton
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Sheldon Curtis
Vice President, Secretary and General Counsel

Ronald J. Worobel
Vice President

Thomas F. Caloia
Treasurer


TRANSFER AGENT

Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036


INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048


The financial statements included herein have been taken from the records of the Fund without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.


DEAN WITTER HEALTH SCIENCES TRUST


[Graphic]


SEMIANNUAL REPORT
JANUARY 31, 1996